Schedule of Investments (unaudited) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 20.0%
Abacus Property Group	115,639	$270,656
Accent Group Ltd.	52,075	118,262
Adbri Ltd.	88,936	221,210
Afterpay Ltd.(a)	34,265	3,113,961
AGL Energy Ltd.	101,031	696,910
ALS Ltd.	88,805	723,017
Altium Ltd.	18,873	432,251
Alumina Ltd.	481,211	643,061
AMP Ltd.	509,758	439,045
Ampol Ltd.	40,944	809,340
Ansell Ltd.	26,623	869,074
APA Group	182,199	1,411,619
Appen Ltd.	17,511	211,823
ARB Corp. Ltd.	17,483	528,441
Aristocrat Leisure Ltd.	94,944	2,726,029
ASX Ltd.	31,459	1,773,451
Atlas Arteria Ltd.	151,692	707,734
Aurizon Holdings Ltd.	327,081	947,452
AusNet Services	299,426	438,298
Australia & New Zealand Banking Group Ltd.	447,977	9,945,186
Australian Agricultural Co. Ltd.(a)	220,878	196,210
Australian Pharmaceutical Industries Ltd.	172,109	157,541
Bank of Queensland Ltd.	92,480	644,354
Bapcor Ltd.	54,678	326,062
Beach Energy Ltd.	361,170	355,707
Bega Cheese Ltd.	48,420	238,999
Bellevue Gold Ltd.(a)	183,103	132,952
Bendigo & Adelaide Bank Ltd.	85,101	679,056
BHP Group Ltd.	467,367	17,220,544
Blackmores Ltd.(b)	12,094	669,262
BlueScope Steel Ltd.	81,452	1,360,279
Boral Ltd.(a)	208,181	997,018
Brambles Ltd.	246,070	1,976,799
Breville Group Ltd.	15,297	308,048
Brickworks Ltd.	22,495	352,738
BWP Trust	122,779	391,692
BWX Ltd.	29,536	107,231
carsales.com Ltd.	37,425	574,999
Cedar Woods Properties Ltd.	52,600	298,637
Centuria Capital Group	80,272	165,556
Chalice Mining Ltd.(a)	64,709	344,893
Challenger Ltd.	96,465	380,769
Champion Iron Ltd.(a)	59,696	314,024
Charter Hall Group	75,576	817,302
Charter Hall Long Wale REIT	69,014	260,685
Charter Hall Retail REIT	87,821	252,355
CIMIC Group Ltd.(a)	20,115	301,434
Cleanaway Waste Management Ltd.	312,471	687,900
Cochlear Ltd.	10,265	1,764,247
Codan Ltd./Australia	15,912	219,644
Coles Group Ltd.	213,621	2,692,989
Commonwealth Bank of Australia	284,615	19,575,523
Computershare Ltd.	85,459	932,101
Corporate Travel Management Ltd.(a)	17,360	248,214
Costa Group Holdings Ltd.	101,557	365,566
Credit Corp. Group Ltd.	17,557	393,702
Cromwell Property Group	435,354	294,253
Crown Resorts Ltd.(a)	59,923	565,634

Security	Shares	Value

Australia (continued)
CSL Ltd.	72,708	$15,229,241
CSR Ltd.	104,305	481,005
De Grey Mining Ltd.(a)	210,939	237,892
Deterra Royalties Ltd.	76,502	258,241
Dexus	141,870	1,114,505
Domino’s Pizza Enterprises Ltd.	11,977	986,687
Downer EDI Ltd.	112,470	489,120
Eagers Automotive Ltd.	32,919	398,207
Elders Ltd.	23,704	222,835
Evolution Mining Ltd.	259,437	927,862
Flight Centre Travel Group Ltd.(a)	33,087	428,097
Fortescue Metals Group Ltd.	257,860	4,499,566
GDI Property Group	452,552	372,296
Genworth Mortgage Insurance Australia Ltd.	81,171	171,799
Goodman Group	258,329	3,773,420
GPT Group (The)	272,083	970,988
GrainCorp Ltd., Class A	42,051	165,660
Growthpoint Properties Australia Ltd.	52,701	152,251
GUD Holdings Ltd.	20,916	215,690
GWA Group Ltd.	78,246	180,719
Hansen Technologies Ltd.	109,943	483,226
Harvey Norman Holdings Ltd.	113,683	462,782
Healius Ltd.	85,440	273,232
IDP Education Ltd.	18,913	331,924
IGO Ltd.	140,461	812,658
Iluka Resources Ltd.	76,501	457,381
Incitec Pivot Ltd.(a)	311,009	636,633
Insurance Australia Group Ltd.	351,825	1,331,660
InvoCare Ltd.	30,147	263,144
IOOF Holdings Ltd.	99,366	280,157
IPH Ltd.	73,319	400,978
IRESS Ltd.	48,676	379,006
James Hardie Industries PLC	77,386	2,564,426
JB Hi-Fi Ltd.	18,627	665,896
Kogan.com Ltd.	15,215	130,221
Lendlease Corp. Ltd.	105,953	1,040,230
Link Administration Holdings Ltd.	109,732	422,117
Lynas Rare Earths Ltd.(a)	162,967	692,361
Macquarie Group Ltd.	54,914	6,807,717
Magellan Financial Group Ltd.	20,826	780,222
Mayne Pharma Group Ltd.(a)	510,341	159,656
McMillan Shakespeare Ltd.	16,776	143,841
Medibank Pvt Ltd.	465,042	1,106,403
Mesoblast Ltd.(a)(b)	130,073	196,428
Metcash Ltd.	166,095	455,465
Mineral Resources Ltd.	25,615	944,796
Mirvac Group	560,867	1,165,420
Monadelphous Group Ltd.	30,938	304,700
National Australia Bank Ltd.	514,608	10,597,590
National Storage REIT	156,781	243,422
nearmap Ltd.(a)	167,577	275,718
Netwealth Group Ltd.	10,137	116,594
Newcrest Mining Ltd.	134,086	2,746,802
NEXTDC Ltd.(a)	73,624	659,133
NIB Holdings Ltd.	73,556	351,137
Nine Entertainment Co. Holdings Ltd.	309,546	681,460
Northern Star Resources Ltd.	195,875	1,590,201
NRW Holdings Ltd.	181,239	272,296
Nufarm Ltd./Australia(a)	89,838	362,938
Oil Search Ltd.	344,659	1,011,681

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Omni Bridgeway Ltd.	87,868	$254,526
Orica Ltd.	62,182	651,321
Origin Energy Ltd.	287,285	923,159
Orora Ltd.	186,840	458,952
OZ Minerals Ltd.	53,746	993,895
Pact Group Holdings Ltd.	76,101	213,387
Pendal Group Ltd.	50,523	287,625
Perenti Global Ltd.	186,497	157,025
Pilbara Minerals Ltd.(a)	805,717	709,509
Platinum Asset Management Ltd.	58,061	211,688
PointsBet Holdings Ltd.(a)	14,330	150,541
PolyNovo Ltd.(a)	97,186	225,214
Premier Investments Ltd.	13,963	283,557
Pro Medicus Ltd.	7,720	281,528
Qantas Airways Ltd.(a)	147,807	565,159
QBE Insurance Group Ltd.	210,615	1,604,119
Qube Holdings Ltd.	284,950	662,530
Ramelius Resources Ltd.	127,327	167,201
Ramsay Health Care Ltd.	28,636	1,489,110
REA Group Ltd.	8,543	1,044,958
Redbubble Ltd.(a)	50,894	161,184
Regis Resources Ltd.	140,965	283,110
Reliance Worldwide Corp. Ltd.	172,222	655,852
Rio Tinto Ltd.	58,129	5,439,847
Sandfire Resources Ltd.	57,626	299,129
Santos Ltd.	324,999	1,752,298
Scentre Group	751,516	1,578,983
Seek Ltd.(a)	53,607	1,282,428
Select Harvests Ltd.	65,473	310,528
Seven Group Holdings Ltd.	15,000	249,579
SG Fleet Group Ltd.	16,754	39,343
Shopping Centres Australasia Property Group	169,977	326,934
Silver Lake Resources Ltd.(a)	141,420	190,624
Sims Ltd.	33,538	409,063
Sonic Healthcare Ltd.	72,302	2,003,887
South32 Ltd.	842,585	1,874,462
Southern Cross Media Group Ltd.(a)	88,952	128,146
Spark Infrastructure Group	274,779	464,834
St. Barbara Ltd.	217,515	309,996
Star Entertainment Grp Ltd. (The)(a)	134,165	412,470
Steadfast Group Ltd.	182,616	588,227
Stockland	383,301	1,385,659
Suncorp Group Ltd.	189,389	1,537,545
Super Retail Group Ltd.	32,577	300,208
Sydney Airport(a)	204,651	978,532
Tabcorp Holdings Ltd.	369,779	1,419,610
Tassal Group Ltd.	121,646	346,733
Technology One Ltd.	85,209	623,971
Telstra Corp. Ltd.	577,365	1,511,891
Temple & Webster Group Ltd.(a)	22,204	183,521
TPG Telecom Ltd.	69,276	294,853
Transurban Group	415,608	4,549,086
Treasury Wine Estates Ltd.	126,802	983,400
United Malt Grp Ltd.	57,978	204,668
Vicinity Centres	622,545	762,203
Vocus Group Ltd.(a)	121,319	512,609
Waypoint REIT	112,994	217,333
Webjet Ltd.(a)	51,568	199,169
Wesfarmers Ltd.	171,412	7,164,555
West African Resources Ltd.(a)	152,836	114,516

Security	Shares	Value

Australia (continued)
Western Areas Ltd.(b)	122,763	$219,053
Westpac Banking Corp.	579,382	11,179,641
Whitehaven Coal Ltd.(a)	239,560	236,862
WiseTech Global Ltd.	27,477	667,090
Woodside Petroleum Ltd.	143,440	2,532,894
Woolworths Group Ltd.	202,968	6,161,558
Worley Ltd.	65,339	548,116
Zip Co. Ltd.(a)(b)	53,862	335,342

		233,736,018

Hong Kong — 8.6%
AIA Group Ltd.	1,946,800	24,789,782
ASM Pacific Technology Ltd.	51,600	782,618
Bank of East Asia Ltd. (The)	206,800	434,536
BOC Hong Kong Holdings Ltd.	617,000	2,176,661
Brightoil Petroleum Holdings Ltd.(a)(c)	804,000	1
Budweiser Brewing Co. APAC Ltd.(d)	247,200	781,367
Champion REIT	354,000	206,014
CITIC Telecom International Holdings Ltd.	663,000	239,869
CK Asset Holdings Ltd.	442,072	2,774,743
CK Hutchison Holdings Ltd.	442,072	3,625,664
CK Infrastructure Holdings Ltd.	91,500	560,768
CLP Holdings Ltd.	265,000	2,615,249
Dah Sing Banking Group Ltd.	212,000	233,104
ESR Cayman Ltd.(a)(d)	277,600	948,941
First Pacific Co. Ltd.	350,000	119,868
Futu Holdings Ltd., ADR(a)	5,371	799,097
Galaxy Entertainment Group Ltd.(a)	354,000	3,117,557
Haitong International Securities Group Ltd.	1,060,000	334,370
Hang Lung Properties Ltd.	355,000	968,990
Hang Seng Bank Ltd.(b)	123,700	2,428,816
Henderson Land Development Co. Ltd.	180,970	805,026
HK Electric Investments & HK Electric Investments Ltd.	434,000	434,735
HKBN Ltd.	220,000	322,344
HKT Trust & HKT Ltd.	530,720	770,779
Hong Kong & China Gas Co. Ltd.	1,658,596	2,660,809
Hong Kong Exchanges & Clearing Ltd.	191,300	11,576,250
Hong Kong Television Network Ltd.(a)	175,000	241,990
Hongkong Land Holdings Ltd.	194,700	963,765
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	360,000	69,990
Hysan Development Co. Ltd.	128,000	482,049
Jardine Matheson Holdings Ltd.	35,400	2,380,296
Johnson Electric Holdings Ltd.	88,500	235,868
Kerry Logistics Network Ltd.	177,500	533,630
Kerry Properties Ltd.	108,000	364,318
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	526,750	76,637
Link REIT	335,800	3,175,613
Man Wah Holdings Ltd.	284,400	598,324
Melco International Development Ltd.	177,000	353,232
Melco Resorts & Entertainment Ltd., ADR(a)	34,326	662,149
MTR Corp. Ltd.	265,000	1,477,369
New World Development Co. Ltd.	230,000	1,217,096
NWS Holdings Ltd.	355,000	392,624
Pacific Basin Shipping Ltd.	1,178,000	414,060
Pacific Textiles Holdings Ltd.	180,000	115,182
PCCW Ltd.	693,000	401,514
Power Assets Holdings Ltd.	257,000	1,580,016
Sands China Ltd.(a)	424,800	2,018,208
Shangri-La Asia Ltd.(a)	230,000	219,136

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Shun Tak Holdings Ltd.	710,000	$227,621
Sino Land Co. Ltd.	354,000	525,974
SITC International Holdings Co. Ltd.	180,000	687,151
SJM Holdings Ltd.	368,000	477,599
Sun Hung Kai & Co. Ltd.	357,000	183,858
Sun Hung Kai Properties Ltd.	177,000	2,673,169
SUNeVision Holdings Ltd.	402,000	414,585
Sunlight REIT	531,000	291,929
Swire Pacific Ltd., Class A	88,500	716,149
Swire Properties Ltd.	197,000	588,450
Techtronic Industries Co. Ltd.	257,000	4,685,452
Television Broadcasts Ltd.	49,300	53,954
Value Partners Group Ltd.	552,000	392,313
VTech Holdings Ltd.	35,500	325,663
WH Group Ltd.(d)	1,590,000	1,390,023
Wharf Real Estate Investment Co. Ltd.	243,000	1,398,521
Wynn Macau Ltd.(a)	283,200	544,752
Xinyi Glass Holdings Ltd.	360,000	1,276,966
Yue Yuen Industrial Holdings Ltd.	177,000	444,389

		99,779,543

Japan — 65.9%
Acom Co. Ltd.	123,700	530,765
ADEKA Corp.	35,700	695,351
Advance Residence Investment Corp.	357	1,138,232
Advantest Corp.	35,500	3,371,209
Aeon Co. Ltd.	106,100	2,895,048
AEON Financial Service Co. Ltd.	36,000	408,399
Aeon Mall Co. Ltd.	35,500	563,167
AEON REIT Investment Corp.	355	488,793
AGC Inc.	35,400	1,612,845
Aica Kogyo Co. Ltd.	17,700	628,297
Aida Engineering Ltd.	53,000	445,121
Aiful Corp.	159,000	456,759
Air Water Inc.	35,000	579,571
Aisin Corp.	35,000	1,348,063
Ajinomoto Co. Inc.	70,700	1,414,259
Alfresa Holdings Corp.	35,500	635,593
Alps Alpine Co. Ltd.	46,924	568,385
Amada Co. Ltd.	70,700	765,181
Amano Corp.	17,800	483,493
ANA Holdings Inc.(a)	19,700	451,475
AnGes Inc.(a)(b)	17,700	160,961
Anritsu Corp.(b)	52,900	1,029,882
AOKI Holdings Inc.	35,400	196,262
Aozora Bank Ltd.	20,300	436,439
Argo Graphics Inc.	17,700	497,942
Asahi Group Holdings Ltd.	70,700	2,952,706
Asahi Intecc Co. Ltd.	35,400	952,809
Asahi Kasei Corp.	194,400	2,047,954
Asics Corp.	23,300	369,841
Astellas Pharma Inc.	318,300	4,777,194
Autobacs Seven Co. Ltd.	35,700	477,502
Azbil Corp.	17,500	707,653
Bandai Namco Holdings Inc.	35,000	2,569,965
Bank of the Ryukyus Ltd.	53,300	341,826
Benefit One Inc.	17,500	439,161
Benesse Holdings Inc.	17,700	390,742
Bic Camera Inc.	35,500	366,351
BML Inc.	2,500	86,570
Bridgestone Corp.	88,400	3,539,882

Security	Shares	Value

Japan (continued)
Brother Industries Ltd.	53,000	$1,120,562
Calbee Inc.	17,700	424,100
Canon Inc.	159,100	3,788,823
Canon Marketing Japan Inc.	18,000	434,253
Capcom Co. Ltd.	35,400	1,149,719
Casio Computer Co. Ltd.	35,500	627,149
Cawachi Ltd.	18,000	386,991
Central Japan Railway Co.	26,800	3,919,290
Chiba Bank Ltd. (The)	159,000	992,068
Chubu Electric Power Co. Inc.	106,000	1,280,573
Chudenko Corp.	1,000	21,234
Chugai Pharmaceutical Co. Ltd.	106,200	3,984,504
Chugoku Bank Ltd. (The)	35,400	279,495
Chugoku Electric Power Co. Inc. (The)	53,000	591,556
Citizen Watch Co. Ltd.	70,700	237,381
CKD Corp.	17,900	377,308
Coca-Cola Bottlers Japan Holdings Inc.	35,425	565,543
Colowide Co. Ltd.	18,400	309,065
COMSYS Holdings Corp.	18,000	558,254
Concordia Financial Group Ltd.	194,400	729,189
Cosmo Energy Holdings Co. Ltd.	17,700	380,379
CyberAgent Inc.	70,800	1,456,094
Cybozu Inc.	22,100	505,466
Dai Nippon Printing Co. Ltd.	35,400	703,110
Daibiru Corp.	35,700	416,427
Daicel Corp.	35,000	270,573
Daifuku Co. Ltd.	17,700	1,752,106
Dai-ichi Life Holdings Inc.	177,000	3,182,778
Daiichi Sankyo Co. Ltd.	267,200	6,812,922
Daikin Industries Ltd.	38,500	7,724,304
Daikyonishikawa Corp.	53,300	367,183
Daio Paper Corp.	35,700	584,630
Daiseki Co. Ltd.	17,700	665,541
Daito Trust Construction Co. Ltd.	17,500	1,860,391
Daiwa House Industry Co. Ltd.	88,400	2,616,294
Daiwa House REIT Investment Corp.	357	957,291
Daiwa Securities Group Inc.	318,000	1,693,498
Daiwa Securities Living Investments Corp.	355	364,402
DCM Holdings Co. Ltd.	35,500	354,009
DeNA Co. Ltd.(a)	18,000	367,723
Denso Corp.	70,800	4,572,318
Dentsu Group Inc.	35,400	1,088,184
DIC Corp.	17,700	452,277
Disco Corp.	4,200	1,360,231
DMG Mori Co. Ltd.	35,700	575,812
Duskin Co. Ltd.	17,700	419,890
East Japan Railway Co.	53,100	3,633,273
EDION Corp.	35,500	377,069
eGuarantee Inc.	17,500	337,496
Eiken Chemical Co. Ltd.	17,700	352,688
Eisai Co. Ltd.	35,400	2,308,829
Electric Power Development Co. Ltd.	22,100	353,018
ENEOS Holdings Inc.	512,700	2,210,185
EPS Holdings Inc.	35,700	382,133
Euglena Co. Ltd.(a)	17,700	147,520
Fancl Corp.	18,300	597,695
FANUC Corp.	35,000	8,061,159
Fast Retailing Co. Ltd.	9,400	7,714,871
FCC Co. Ltd.	18,000	289,337
Financial Products Group Co. Ltd.	53,000	351,539

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Food & Life Companies Ltd.	17,500	$782,101
Fuji Corp./Aichi	35,500	945,433
Fuji Electric Co. Ltd.	35,000	1,593,020
Fuji Oil Holdings Inc.	18,000	463,565
FUJIFILM Holdings Corp.	53,100	3,442,841
Fujitec Co. Ltd.	35,700	806,724
Fujitsu Ltd.	35,400	5,636,860
Fukuoka Financial Group Inc.	37,932	645,474
Fukuoka REIT Corp.	533	873,826
Furukawa Electric Co. Ltd.	17,700	470,251
Fuso Chemical Co. Ltd.	3,300	118,952
Future Corp.	17,700	328,399
Glory Ltd.	17,700	379,731
GLP J-REIT	707	1,184,963
GMO internet Inc.	18,000	536,023
GMO Payment Gateway Inc.	6,400	816,797
Godo Steel Ltd.	18,000	288,843
Gunze Ltd.	10,800	382,380
Hachijuni Bank Ltd. (The)	123,700	422,122
Hakuhodo DY Holdings Inc.	53,000	892,667
Hamamatsu Photonics KK	17,500	1,015,050
Hankyu Hanshin Holdings Inc.	35,400	1,114,094
Haseko Corp.	53,000	710,352
Hazama Ando Corp.	70,700	538,796
Heiwa Real Estate REIT Inc.	355	534,911
Heiwado Co. Ltd.	18,000	365,747
Hino Motors Ltd.	53,000	443,667
Hirogin Holdings Inc.	35,400	195,290
Hisamitsu Pharmaceutical Co. Inc.	17,700	1,029,889
Hitachi Construction Machinery Co. Ltd.	17,700	543,283
Hitachi Ltd.	159,800	7,866,829
Hitachi Metals Ltd.(a)	35,400	686,593
Hitachi Transport System Ltd.	18,000	559,078
Hitachi Zosen Corp.	17,500	132,245
Hokkaido Electric Power Co. Inc.	53,000	251,654
Hokuetsu Corp.	17,700	91,492
Hokuhoku Financial Group Inc.	35,500	298,472
Hokuriku Electric Power Co.	35,500	215,004
Honda Motor Co. Ltd.	265,200	7,841,603
Hoshino Resorts REIT Inc.	37	217,319
House Foods Group Inc.	17,700	549,760
Hoya Corp.	70,000	7,963,497
Hulic Co. Ltd.	53,000	603,193
Hulic Reit Inc.	357	570,259
Ibiden Co. Ltd.	18,000	853,026
Ichigo Inc.	102,500	319,770
Ichigo Office REIT Investment Corp.	708	618,581
Idemitsu Kosan Co. Ltd.	35,447	848,678
Iida Group Holdings Co. Ltd.	26,200	638,311
Iino Kaiun Kaisha Ltd.	88,400	441,575
Industrial & Infrastructure Fund Investment Corp.	177	320,788
Infomart Corp.	53,400	503,686
Inpex Corp.	176,700	1,205,967
Invesco Office J-Reit Inc.	4,622	853,318
Invincible Investment Corp.	1,590	570,948
Isetan Mitsukoshi Holdings Ltd.	70,700	492,872
Isuzu Motors Ltd.	88,400	894,473
Ito En Ltd.	17,700	979,690
ITOCHU Corp.	212,300	6,619,262
Itoham Yonekyu Holdings Inc.	70,700	454,710

Security	Shares	Value

Japan (continued)
Iyo Bank Ltd. (The)	35,400	$194,966
J Front Retailing Co. Ltd.	88,400	841,096
JAC Recruitment Co. Ltd.	21,900	340,607
Japan Airlines Co. Ltd.(a)	20,200	428,930
Japan Best Rescue System Co. Ltd.	17,700	113,514
Japan Excellent Inc.	355	496,588
Japan Exchange Group Inc.	87,500	2,050,512
Japan Hotel REIT Investment Corp.	884	506,275
Japan Logistics Fund Inc.	180	515,438
Japan Metropolitan Fund Invest	1,060	1,044,435
Japan Post Bank Co. Ltd.	70,000	639,769
Japan Post Holdings Co. Ltd.	212,000	1,779,710
Japan Post Insurance Co. Ltd.	35,400	682,058
Japan Prime Realty Investment Corp.	177	719,789
Japan Real Estate Investment Corp.	177	1,097,900
Japan Securities Finance Co. Ltd.	53,100	391,552
Japan Tobacco Inc.	194,500	3,637,144
JCR Pharmaceuticals Co. Ltd.	17,100	465,418
JFE Holdings Inc.	70,700	930,118
JGC Holdings Corp.	35,400	403,859
JSP Corp.	17,700	288,401
JSR Corp.	35,500	1,092,882
JTEKT Corp.	35,000	315,082
Kadokawa Corp.	18,200	725,136
Kajima Corp.	70,700	976,689
Kakaku.com Inc.	35,500	964,594
Kamei Corp.	35,500	363,753
Kansai Electric Power Co. Inc. (The)	123,700	1,224,495
Kansai Paint Co. Ltd.	35,400	891,599
Kao Corp.	79,400	5,089,939
KDDI Corp.	266,200	8,051,390
Keihan Holdings Co. Ltd.	17,700	645,300
Keikyu Corp.	35,400	452,762
Keio Corp.	17,700	1,149,719
Keisei Electric Railway Co. Ltd.	17,700	552,189
Keiyo Co. Ltd.	41,400	270,811
Kewpie Corp.	18,000	425,525
KEY Coffee Inc.	17,900	338,168
Keyence Corp.	29,800	14,318,613
Kikkoman Corp.	24,300	1,491,725
Kinden Corp.	17,700	300,870
Kintetsu Group Holdings Co. Ltd.(a)	35,400	1,267,929
Kirin Holdings Co. Ltd.	123,700	2,320,542
Kitz Corp.	53,000	332,629
Kiyo Bank Ltd. (The)	35,500	466,708
KLab Inc.(a)	5,100	35,974
Kobe Bussan Co. Ltd.	17,700	473,166
Kobe Steel Ltd.	53,000	382,087
Koei Tecmo Holdings Co. Ltd.	14,586	651,870
Kohnan Shoji Co. Ltd.	17,700	478,672
Koito Manufacturing Co. Ltd.	17,700	1,102,758
Kokuyo Co. Ltd.	35,500	548,227
Komatsu Ltd.	141,500	4,149,010
Komori Corp.	35,700	245,937
Konami Holdings Corp.	17,700	1,055,798
Konica Minolta Inc.	70,700	399,731
Konishi Co. Ltd.	35,500	544,005
Kose Corp.	3,100	466,822
Kubota Corp.	159,100	3,740,790
Kuraray Co. Ltd.	53,000	575,555

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kurita Water Industries Ltd.	17,700	$816,138
Kyocera Corp.	53,100	3,224,232
KYORIN Holdings Inc.	35,700	624,803
Kyowa Exeo Corp.	18,000	478,716
Kyowa Kirin Co. Ltd.	35,500	1,078,267
Kyushu Electric Power Co. Inc.	70,700	645,520
Kyushu Financial Group Inc.	88,400	343,717
Kyushu Railway Co.	17,700	397,058
Lasertec Corp.	17,500	3,096,382
Lawson Inc.	17,700	793,468
Leopalace21 Corp.(a)	123,700	170,886
Lifull Co. Ltd.	53,000	189,589
Lintec Corp.	35,700	778,309
Lion Corp.	35,500	665,798
Lixil Corp.	53,000	1,435,735
M3 Inc.	70,800	4,907,841
Maeda Corp.	17,500	149,376
Makita Corp.	35,400	1,591,794
Makuake Inc.(a)(b)	5,200	276,401
Mani Inc.	11,700	275,735
Marubeni Corp.	247,700	2,059,011
Maruha Nichiro Corp.	17,700	404,507
Marui Group Co. Ltd.	35,400	662,627
Marusan Securities Co. Ltd.	53,100	307,995
Matsuda Sangyo Co. Ltd.	18,000	365,912
Matsui Securities Co. Ltd.	35,700	279,904
Matsumotokiyoshi Holdings Co. Ltd.	13,000	521,522
Mazda Motor Corp.(a)	88,400	684,199
McDonald’s Holdings Co. Japan Ltd.	17,700	808,042
Mebuki Financial Group Inc.	213,290	464,416
Medipal Holdings Corp.	35,500	652,157
Megmilk Snow Brand Co. Ltd.	18,000	360,478
MEIJI Holdings Co. Ltd.	17,700	1,096,281
Mercari Inc.(a)	17,700	874,434
MINEBEA MITSUMI Inc.	70,700	1,772,917
Ministop Co. Ltd.	35,700	465,091
Mirait Holdings Corp.	35,700	576,792
MISUMI Group Inc.	53,000	1,493,436
Mitsubishi Chemical Holdings Corp.	229,700	1,709,537
Mitsubishi Corp.	212,300	5,865,660
Mitsubishi Electric Corp.	282,700	4,350,226
Mitsubishi Estate Co. Ltd.	194,400	3,193,314
Mitsubishi Gas Chemical Co. Inc.	17,700	409,203
Mitsubishi HC Capital Inc.	70,700	404,906
Mitsubishi Heavy Industries Ltd.	52,500	1,559,558
Mitsubishi Logistics Corp.	17,500	519,532
Mitsubishi Materials Corp.	17,700	397,220
Mitsubishi Motors Corp.(a)	123,700	334,982
Mitsubishi UFJ Financial Group Inc.	1,876,500	9,922,849
Mitsui & Co. Ltd.	265,300	5,590,948
Mitsui Chemicals Inc.	35,400	1,114,094
Mitsui Fudosan Co. Ltd.	159,100	3,449,678
Mitsui Mining & Smelting Co. Ltd.	17,700	601,578
Mitsui OSK Lines Ltd.	17,700	710,882
Mitsuuroko Group Holdings Co. Ltd.	17,700	231,077
Mizuho Financial Group Inc.	371,620	5,218,761
Monex Group Inc.	70,700	547,205
Money Forward Inc.(a)	10,400	556,608
MonotaRO Co. Ltd.	35,800	913,792
Mori Hills REIT Investment Corp.	631	916,149

Security	Shares	Value

Japan (continued)
Mori Trust Sogo REIT Inc.	357	$514,409
MOS Food Services Inc.	17,700	484,501
MS&AD Insurance Group Holdings Inc.	70,700	2,001,889
Murata Manufacturing Co. Ltd.	88,800	7,070,366
Nabtesco Corp.	17,700	795,897
Nagase & Co. Ltd.	18,000	271,058
Nagoya Railroad Co. Ltd.(a)	35,400	811,604
Nakanishi Inc.	17,700	363,052
NEC Corp.	44,000	2,560,176
NEC Networks & System Integration Corp.	17,700	304,918
NET One Systems Co. Ltd.	17,700	581,337
Nexon Co. Ltd.	70,700	2,344,701
NGK Insulators Ltd.	35,500	646,636
NGK Spark Plug Co. Ltd.	35,500	592,397
NHK Spring Co. Ltd.	35,500	262,422
Nichicon Corp.	35,500	348,813
Nichi-Iko Pharmaceutical Co. Ltd.	35,700	299,827
Nichirei Corp.	17,700	447,257
Nidec Corp.	71,000	8,220,164
Nihon M&A Center Inc.	70,800	1,855,095
Nihon Parkerizing Co. Ltd.	35,500	342,967
Nihon Unisys Ltd.	18,400	583,285
Nikkiso Co. Ltd.	18,000	184,932
Nikkon Holdings Co. Ltd.	17,500	366,154
Nikon Corp.	53,000	498,458
Nintendo Co. Ltd.	18,400	10,553,003
Nippon Building Fund Inc.	237	1,556,800
Nippon Electric Glass Co. Ltd.	16,900	427,969
Nippon Express Co. Ltd.	17,700	1,352,134
Nippon Kayaku Co. Ltd.	17,500	162,024
Nippon Light Metal Holdings Co. Ltd.	16,810	327,572
Nippon Paint Holdings Co. Ltd.	106,000	1,514,771
Nippon Paper Industries Co. Ltd.	18,000	220,996
Nippon Parking Development Co. Ltd.	353,400	504,372
Nippon Prologis REIT Inc.	355	1,139,975
Nippon Sanso Holdings Corp.	35,500	667,097
Nippon Sheet Glass Co. Ltd.(a)	53,000	349,115
Nippon Signal Co. Ltd.	35,500	301,070
Nippon Steel Corp.	123,728	2,158,632
Nippon Suisan Kaisha Ltd.	70,700	330,522
Nippon Telegraph & Telephone Corp.	212,300	5,350,958
Nippon Yusen KK	35,500	1,393,303
Nipro Corp.	35,400	426,206
Nishimatsuya Chain Co. Ltd.	42,000	658,597
Nishi-Nippon Financial Holdings Inc.	53,000	339,902
Nishi-Nippon Railroad Co. Ltd.	17,500	451,649
Nissan Chemical Corp.	17,700	910,059
Nissan Motor Co. Ltd.(a)	335,500	1,681,107
Nissan Shatai Co. Ltd.	40,600	261,492
Nisshin Seifun Group Inc.	53,400	860,810
Nisshinbo Holdings Inc.	35,500	270,541
Nissin Electric Co. Ltd.	18,000	198,436
Nissin Foods Holdings Co. Ltd.	17,500	1,240,794
Nitori Holdings Co. Ltd.	17,500	3,139,609
Nitto Denko Corp.	35,000	2,901,057
Nitto Kohki Co. Ltd.	18,000	323,919
Nomura Holdings Inc.	512,500	2,751,807
Nomura Real Estate Holdings Inc.	20,500	504,506
Nomura Real Estate Master Fund Inc.	707	1,117,695
Nomura Research Institute Ltd.	61,010	1,878,218

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
North Pacific Bank Ltd.	173,300	$447,103
NSD Co. Ltd.	35,800	583,320
NSK Ltd.	70,700	650,695
NTT Data Corp.	106,000	1,646,658
NTT UD REIT Investment Corp.	175	259,686
Obayashi Corp.	123,700	1,128,301
Obic Co. Ltd.	12,000	2,319,747
Odakyu Electric Railway Co. Ltd.	53,000	1,432,826
Oji Holdings Corp.	159,000	1,002,251
Okabe Co. Ltd.	53,300	356,942
Oki Electric Industry Co. Ltd.	17,500	184,918
Olympus Corp.	194,500	3,999,257
Omron Corp.	35,000	2,654,499
Ono Pharmaceutical Co. Ltd.	70,700	1,779,385
Orient Corp.	260,300	354,830
Oriental Land Co. Ltd.	35,400	5,011,802
ORIX Corp.	212,200	3,411,934
Orix JREIT Inc.	530	934,852
Osaka Gas Co. Ltd.	70,700	1,363,484
OSG Corp.	18,000	299,547
Otsuka Corp.	17,700	892,246
Otsuka Holdings Co. Ltd.	70,000	2,690,362
Outsourcing Inc.	35,400	544,416
Pan Pacific International Holdings Corp.	70,700	1,523,247
Panasonic Corp.	353,900	4,173,433
Park24 Co. Ltd.(a)	18,000	347,633
Penta-Ocean Construction Co. Ltd.	70,700	551,085
PeptiDream Inc.(a)	17,700	758,652
Persol Holdings Co. Ltd.	35,500	652,482
Pigeon Corp.	17,700	599,959
Proto Corp.	19,100	203,048
Raiznext Corp.	17,800	187,437
Rakus Co. Ltd.	17,500	358,790
Rakuten Group Inc.	158,800	2,017,961
Recruit Holdings Co. Ltd.	212,300	9,592,880
Relia Inc.	41,900	499,097
Relo Group Inc.	19,900	409,634
Renesas Electronics Corp.(a)	141,400	1,649,376
Rengo Co. Ltd.	35,400	293,745
Resona Holdings Inc.	293,500	1,205,631
Resorttrust Inc.	17,500	278,898
Ricoh Co. Ltd.	123,700	1,315,030
Ringer Hut Co. Ltd.(a)	17,500	354,307
Rohm Co. Ltd.	17,700	1,753,726
Rohto Pharmaceutical Co. Ltd.	17,800	456,460
Round One Corp.	39,900	440,961
Royal Holdings Co. Ltd.(a)	35,700	620,231
Ryohin Keikaku Co. Ltd.	36,600	770,139
Saizeriya Co. Ltd.	17,700	387,990
Sakata Seed Corp.	17,700	624,249
San ju San Financial Group Inc.	18,000	213,256
Sanrio Co. Ltd.(a)(b)	17,700	286,620
Santen Pharmaceutical Co. Ltd.	70,700	905,540
Sanwa Holdings Corp.	53,000	683,198
SBI Holdings Inc.	53,100	1,501,112
Secom Co. Ltd.	35,400	2,939,393
Sega Sammy Holdings Inc.	35,500	509,579
Seibu Holdings Inc.(a)	36,000	387,320
Seikagaku Corp.	53,300	489,577
Seiko Epson Corp.	53,000	900,910

Security	Shares	Value

Japan (continued)
Seino Holdings Co. Ltd.	35,500	$487,818
Sekisui Chemical Co. Ltd.	53,000	922,245
Sekisui House Ltd.	106,000	2,142,208
Sekisui House Reit Inc.	1,240	1,032,341
Senshu Ikeda Holdings Inc.	120,100	185,690
Seven & i Holdings Co. Ltd.	123,800	5,322,137
Seven Bank Ltd.	119,900	257,779
SG Holdings Co. Ltd.	51,600	1,172,631
Sharp Corp.	35,100	593,108
Shikoku Electric Power Co. Inc.	35,500	259,823
Shimadzu Corp.	35,400	1,238,781
Shimano Inc.	13,300	3,046,206
Shimizu Corp.	106,600	872,851
Shin-Etsu Chemical Co. Ltd.	54,100	9,131,741
Shin-Etsu Polymer Co. Ltd.	70,700	670,099
Shinko Electric Industries Co. Ltd.	35,500	1,146,471
Shinsei Bank Ltd.(a)	35,500	516,724
Shionogi & Co. Ltd.	53,000	2,786,615
Shiseido Co. Ltd.	70,800	5,135,194
Shizuoka Bank Ltd. (The)	124,300	951,824
Showa Denko KK	17,700	535,996
Sinfonia Technology Co. Ltd.	200	2,651
SKY Perfect JSAT Holdings Inc.	29,500	123,878
SMC Corp.	9,200	5,340,469
Sodick Co. Ltd.	35,700	323,343
Softbank Corp.	461,500	5,951,093
SoftBank Group Corp.	252,300	22,816,756
Sohgo Security Services Co. Ltd.	17,700	775,655
Sojitz Corp.	258,600	771,269
Sompo Holdings Inc.	53,000	1,968,620
Sony Group Corp.	210,000	20,941,402
Sotetsu Holdings Inc.	17,500	355,107
Square Enix Holdings Co. Ltd.	17,700	984,548
Stanley Electric Co. Ltd.	35,400	1,013,696
Star Micronics Co. Ltd.	18,000	271,552
Subaru Corp.	106,000	1,966,196
SUMCO Corp.	35,000	906,820
Sumitomo Chemical Co. Ltd.	318,400	1,622,513
Sumitomo Corp.	194,200	2,643,700
Sumitomo Dainippon Pharma Co. Ltd.	35,400	613,723
Sumitomo Electric Industries Ltd.	106,200	1,579,811
Sumitomo Forestry Co. Ltd.	35,500	821,692
Sumitomo Heavy Industries Ltd.	17,700	512,515
Sumitomo Metal Mining Co. Ltd.	35,400	1,502,407
Sumitomo Mitsui Construction Co. Ltd.	75,900	323,584
Sumitomo Mitsui Financial Group Inc.	212,300	7,384,517
Sumitomo Mitsui Trust Holdings Inc.	53,000	1,803,760
Sumitomo Realty & Development Co. Ltd.	53,000	1,764,485
Sundrug Co. Ltd.	17,700	603,197
Suntory Beverage & Food Ltd.	17,700	597,530
Suzuken Co. Ltd.	17,700	637,203
Suzuki Motor Corp.	70,000	2,655,780
Sysmex Corp.	35,000	3,498,239
Systena Corp.	17,700	364,186
T&D Holdings Inc.	88,400	1,082,911
Taiheiyo Cement Corp.	19,800	496,155
Taisei Corp.	35,400	1,305,174
Taiyo Yuden Co. Ltd.	17,800	817,492
Takara Bio Inc.	18,000	460,107
Takara Holdings Inc.	53,000	683,198

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takasago Thermal Engineering Co. Ltd.	18,000	$270,893
Takashimaya Co. Ltd.	40,400	445,008
Takeda Pharmaceutical Co. Ltd.	247,700	8,237,404
Takeuchi Manufacturing Co. Ltd.	18,000	484,973
Takuma Co. Ltd.	17,500	358,790
Tamura Corp.	17,500	81,012
Tatsuta Electric Wire and Cable Co. Ltd.	53,100	290,506
TBS Holdings Inc.	18,000	350,432
TDK Corp.	17,700	2,404,693
TechMatrix Corp.	17,500	337,176
Teijin Ltd.	35,500	583,953
Terumo Corp.	106,100	4,010,843
THK Co. Ltd.	17,500	596,382
TIS Inc.	53,000	1,316,454
Toagosei Co. Ltd.	17,500	196,126
Tobu Railway Co. Ltd.	35,400	910,059
Tocalo Co. Ltd.	53,000	720,049
Toda Corp.	35,400	252,290
Toho Co. Ltd.	17,900	712,364
Toho Gas Co. Ltd.	17,700	982,928
Toho Holdings Co. Ltd.	18,000	303,664
Tohoku Electric Power Co. Inc.	71,300	628,168
Tokai Rika Co. Ltd.	18,000	290,819
Tokai Tokyo Financial Holdings Inc.	141,400	530,387
Tokio Marine Holdings Inc.	106,200	5,081,433
Tokuyama Corp.	17,700	399,973
Tokyo Electric Power Co. Holdings Inc.(a)	247,700	731,962
Tokyo Electron Ltd.	24,700	10,919,025
Tokyo Gas Co. Ltd.	70,700	1,431,399
Tokyo Seimitsu Co. Ltd.	17,700	837,190
Tokyo Steel Manufacturing Co. Ltd.	35,500	343,941
Tokyo Tatemono Co. Ltd.	53,000	782,114
Tokyu Construction Co. Ltd.	53,000	273,958
Tokyu Corp.	88,400	1,136,288
Tokyu Fudosan Holdings Corp.	105,000	583,093
Tokyu REIT Inc.	357	606,513
TOMONY Holdings Inc.	88,400	237,771
Topcon Corp.	37,200	507,775
Toppan Printing Co. Ltd.	35,000	596,542
Topre Corp.	18,000	240,263
Toray Industries Inc.	230,000	1,429,175
Toshiba Corp.	70,000	2,891,451
Tosoh Corp.	55,498	983,991
TOTO Ltd.	17,700	918,156
Toyo Construction Co. Ltd.	70,700	378,386
Toyo Gosei Co. Ltd.	2,700	336,435
Toyo Seikan Group Holdings Ltd.	35,500	415,068
Toyo Suisan Kaisha Ltd.	17,700	721,408
Toyo Tire Corp.	18,000	329,683
Toyobo Co. Ltd.	18,000	217,703
Toyoda Gosei Co. Ltd.	18,000	439,687
Toyota Boshoku Corp.	18,000	335,282
Toyota Industries Corp.	17,900	1,432,917
Toyota Motor Corp.	336,300	25,004,438
Toyota Tsusho Corp.	35,400	1,496,254
Trend Micro Inc.	17,700	842,047
TS Tech Co. Ltd.	35,400	493,246
Tsumura & Co.	17,700	589,433
Tsuruha Holdings Inc.	6,300	727,378
Ube Industries Ltd.	18,000	363,771

Security	Shares	Value

Japan (continued)
Unicharm Corp.	70,000	$2,717,899
UNITED Inc./Japan	1,400	16,612
United Super Markets Holdings Inc.	35,400	357,870
United Urban Investment Corp.	530	792,297
Ushio Inc.	35,500	470,605
USS Co. Ltd.	53,000	960,551
UT Group Co. Ltd.	4,100	136,348
Uzabase Inc.(a)	200	4,986
Valor Holdings Co. Ltd.	800	17,104
VT Holdings Co. Ltd.	70,800	272,694
Wacom Co. Ltd.	53,000	339,902
Wakita & Co. Ltd.	35,700	343,266
Welcia Holdings Co. Ltd.	17,700	552,189
West Japan Railway Co.	17,700	976,775
Yahagi Construction Co. Ltd.	10,700	76,942
Yakult Honsha Co. Ltd.	17,700	861,479
Yamada Holdings Co. Ltd.	105,000	522,574
Yamaguchi Financial Group Inc.	35,400	208,893
Yamaha Corp.	18,300	996,158
Yamaha Motor Co. Ltd.	53,000	1,323,242
Yamato Holdings Co. Ltd.	53,000	1,495,860
Yaskawa Electric Corp.	35,400	1,632,277
Yokogawa Electric Corp.	53,000	962,005
Yokohama Rubber Co. Ltd. (The)	17,100	317,736
Yoshinoya Holdings Co. Ltd.(a)	17,800	329,277
Z Holdings Corp.	442,900	2,046,242
Zensho Holdings Co. Ltd.	18,400	461,241
Zeon Corp.	17,700	282,086
Zojirushi Corp.	17,700	281,924
ZOZO Inc.	35,400	1,195,060

		768,707,340

New Zealand — 1.2%
a2 Milk Co. Ltd. (The)(a)	118,047	647,945
Air New Zealand Ltd.(a)(b)	97,851	122,162
Argosy Property Ltd.	153,341	163,383
Auckland International Airport Ltd.(a)	200,562	1,092,226
Chorus Ltd.	71,058	346,182
Contact Energy Ltd.	115,866	626,829
Fisher & Paykel Healthcare Corp. Ltd.	91,936	2,371,409
Fletcher Building Ltd.	132,376	690,503
Genesis Energy Ltd.	83,472	206,025
Goodman Property Trust	174,463	279,145
Infratil Ltd.	113,077	578,882
Kiwi Property Group Ltd.	252,203	229,814
Mercury NZ Ltd.	117,388	584,528
Meridian Energy Ltd.	214,246	819,336
Napier Port Holdings Ltd.	20,344	51,965
Precinct Properties New Zealand Ltd.	178,193	210,958
Pushpay Holdings Ltd.(a)	113,525	149,061
Ryman Healthcare Ltd.	64,165	653,285
SKYCITY Entertainment Group Ltd.(a)	112,216	288,244
Spark New Zealand Ltd.	293,113	925,358
Summerset Group Holdings Ltd.	34,564	301,564
Xero Ltd.(a)	18,231	1,993,524
Z Energy Ltd.(a)	82,508	158,655

		13,490,983

Singapore — 3.3%
ARA LOGOS Logistics Trust	357,102	208,023
Ascendas REIT	477,515	1,116,260

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Ascott Residence Trust	529,130	$421,586
CapitaLand China Trust	258,335	267,966
CapitaLand Integrated Commercial Trust	644,930	1,042,243
CapitaLand Ltd.	421,400	1,178,298
CDL Hospitality Trusts(b)	312,100	293,239
City Developments Ltd.	88,400	524,260
ComfortDelGro Corp. Ltd.	389,000	502,916
COSCO Shipping International Singapore Co. Ltd.(a)	565,400	140,245
DBS Group Holdings Ltd.	285,600	6,420,848
ESR-REIT	1,621,882	505,924
Far East Hospitality Trust(b)	335,800	159,015
First Resources Ltd.	89,000	102,353
Fortune REIT	177,000	178,439
Frasers Centrepoint Trust	227,967	416,386
Frasers Logistics & Commercial Trust	381,083	421,070
Genting Singapore Ltd.	1,025,900	667,020
Golden Agri-Resources Ltd.	775,400	145,708
Hutchison Port Holdings Trust, Class U	833,600	208,400
Keppel Corp. Ltd.	240,700	980,603
Keppel DC REIT(b)	210,000	424,609
Keppel Infrastructure Trust	597,300	246,929
Keppel REIT	271,300	252,865
Mapletree Commercial Trust	372,595	613,337
Mapletree Industrial Trust	242,400	515,628
Mapletree Logistics Trust	465,236	695,896
Mapletree North Asia Commercial Trust	408,700	334,849
Medtecs International Corp. Ltd.(b)	157,500	131,408
OUE Commercial Real Estate Investment Trust	820,630	249,816
Oversea-Chinese Banking Corp. Ltd.	530,175	4,861,797
Parkway Life REIT	52,500	164,556
Raffles Medical Group Ltd.	223,800	193,453
SATS Ltd.(a)	112,400	343,013
Sembcorp Industries Ltd.	190,000	302,766
Sembcorp Marine Ltd.(a)	1,760,308	277,860
Sheng Siong Group Ltd.	108,200	126,060
SIA Engineering Co. Ltd.	25,900	44,387
Silverlake Axis Ltd.	1,274,300	234,669
Singapore Airlines Ltd.(a)	209,200	795,664
Singapore Exchange Ltd.	128,100	1,006,197
Singapore Post Ltd.	177,000	102,443
Singapore Press Holdings Ltd.	219,300	303,301
Singapore Technologies Engineering Ltd.	250,100	725,636
Singapore Telecommunications Ltd.	1,257,400	2,362,823
Starhill Global REIT	336,000	142,694
Suntec REIT	324,500	373,185
United Overseas Bank Ltd.	192,800	3,853,391

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	88,400	$511,636
Venture Corp. Ltd.	53,100	804,243
Wilmar International Ltd.	283,600	1,112,742
Wing Tai Holdings Ltd.(b)	137,400	198,292
Yangzijiang Shipbuilding Holdings Ltd.(b)	451,000	484,764
Yanlord Land Group Ltd.	207,700	207,638
Yoma Strategic Holdings Ltd.(a)	839,233	95,253

		38,994,602

Total Common Stocks — 99.0% (Cost: $948,172,822)		1,154,708,486

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	6,303,164	6,306,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	110,000	110,000

		6,416,315

Total Short-Term Investments — 0.6% (Cost: $6,415,739)		6,416,315

Total Investments in Securities — 99.6% (Cost: $954,588,561)		1,161,124,804

Other Assets, Less Liabilities — 0.4%		4,834,081

Net Assets — 100.0%		$1,165,958,885

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Pacific ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,055,965	$1,255,501	(a)	$—	$(3,706)	$(1,445)	$6,306,315	6,303,164	$144,266	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	12,000	(a)	—	—	—	110,000	110,000	80		—

					$(3,706)	$(1,445)	$6,416,315		$144,346		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	24	06/17/21	$3,236	$109,793
TOPIX Index	43	06/10/21	7,482	(192,908)

				$(83,115)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,154,708,484	$—	$2	$1,154,708,486
Warrants	—	—	3	3
Money Market Funds	6,416,315	—	—	6,416,315

	$1,161,124,799	$—	$5	$1,161,124,804

Derivative financial instruments(a)
Assets
Futures Contracts	$109,793	$—	$—	$109,793
Liabilities
Futures Contracts	(192,908)	—	—	(192,908)

	$(83,115)	$—	$—	$(83,115)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust